Financial assets at fair value through other comprehensive income - Securities (Tables)	12 Months Ended
Dec. 31, 2022
Financial Assets At Fair Value Through Other Comprehensive Income - Securities
Summary of Fair Value and Corresponding Gross Carrying Amount of Financial Assets at Fair Value Through Other Comprehensive Income- Securities Assets

	12/31/2022				12/31/2021
	Gross carrying amount	Fair value adjustments (in stockholders' equity)	Expected loss	Fair value	Gross carrying amount	Fair value adjustments (in stockholders' equity)	Expected loss	Fair value
Brazilian government securities (1)	73,554	(2,571)	-	70,983	71,298	(1,656)	-	69,642
Other government securities	36	-	(36)	-	36	-	(36)	-
Government securities – abroad (1)	38,397	(486)	(1)	37,910	30,507	(313)	-	30,194
Argentina	2,791	(11)	-	2,780	409	(4)	-	405
Colombia	1,766	(284)	-	1,482	1,942	(95)	-	1,847
Chile	18,358	(129)	-	18,229	19,885	(151)	-	19,734
United States	9,104	(49)	-	9,055	4,520	(2)	-	4,518
Mexico	760	(3)	-	757	1,028	(6)	-	1,022
Paraguay	3,362	3	(1)	3,364	1,516	(57)	-	1,459
Switzerland	1,356	(11)	-	1,345	-	-	-	-
Uruguay	900	(2)	-	898	1,207	2	-	1,209
Corporate securities (1)	16,027	(3,791)	(77)	12,159	6,714	(880)	(48)	5,786
Shares	8,571	(3,686)	-	4,885	1,629	(886)	-	743
Rural product note	373	18	(1)	390	-	-	-	-
Bank deposit certificates	714	-	-	714	132	(1)	-	131
Debentures	1,231	(3)	(45)	1,183	392	3	(44)	351
Eurobonds and other	4,418	(112)	(27)	4,279	4,498	1	(1)	4,498
Financial bills	13	-	-	13	6	-	-	6
Other	707	(8)	(4)	695	57	3	(3)	57
Total	128,014	(6,848)	(114)	121,052	108,555	(2,849)	(84)	105,622
1) Financial assets at fair value through other comprehensive income - Securities pledged in guarantee of funding transactions of financial institutions and customers and Post-employment benefits (Note 26b), were: a) Brazilian government securities R$ 50,918 (R$ 43,560 at 12/31/2021), b) Government securities - abroad R$ 6,662 (R$ 2,385 at 12/31/2021) and c) Corporate securities R$ 720 (778 at 12/31/2021), totaling R$ 58,300 (R$ 46,723 at 12/31/2021).

Summary of Gross Carrying Amount and Fair Value of Financial Assets Through Other Comprehensive Income -Securities by Maturity

	12/31/2022		12/31/2021
	Gross carrying amount	Fair value	Gross carrying amount	Fair value
Current	59,191	55,405	27,398	26,428
Non-stated maturity	8,571	4,885	1,629	743
Up to one year	50,620	50,520	25,769	25,685
Non-current	68,823	65,647	81,157	79,194
From one to five years	48,593	47,249	64,034	63,256
From five to ten years	14,456	13,543	12,017	11,557
After ten years	5,774	4,855	5,106	4,381
Total	128,014	121,052	108,555	105,622

Summary of Equity Instruments at Fair Value Through Other Comprehensive Income- Securities

	12/31/2022				12/31/2021
	Gross carrying amount	Adjustments to fair value (in Stockholders' equity)	Expected loss	Fair value	Gross carrying amount	Adjustments to fair value (in Stockholders' equity)	Expected loss	Fair value
Current
Non-stated maturity
Shares	8,571	(3,686)	-	4,885	1,629	(886)	-	743
Total	8,571	(3,686)	-	4,885	1,629	(886)	-	743

Summary of Reconciliation of Expected Loss for Financial Assets at Fair Value Through Other Comprehensive Instrument- Securities, Segregated by Stages

01/01/2022
Stage 1	Expected loss	Gains / (Losses)	Purchases	Settlements	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Expected loss
	12/31/2021								12/31/2022
Financial assets at fair value through other comprehensive income	(84)	(14)	(16)	-	-	-	-	-	(114)
Brazilian government securities	(36)	-	-	-	-	-	-	-	(36)
Other	(36)	-	-	-	-	-	-	-	(36)
Government securities - abroad	-	-	(1)	-	-	-	-	-	(1)
Corporate securities	(48)	(14)	(15)	-	-	-	-	-	(77)
Rural product note	-	(1)	-	-	-	-	-	-	(1)
Debentures	(44)	(1)	-	-	-	-	-	-	(45)
Eurobonds and other	(1)	(13)	(13)	-	-	-	-	-	(27)
Other	(3)	1	(2)	-	-	-	-	-	(4)

Stage 1	Expected loss	Gains / (Losses)	Purchases	Settlements	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Expected loss
	12/31/2020								12/31/2021
Financial assets at fair value through other comprehensive income	(93)	3	(2)	8	-	-	-	-	(84)
Brazilian government securities	(36)	-	-	-	-	-	-	-	(36)
Other	(36)	-	-	-	-	-	-	-	(36)
Government securities - abroad	(1)	1	-	-	-	-	-	-	-
Corporate securities	(56)	2	(2)	8	-	-	-	-	(48)
Debentures	(44)	-	-	-	-	-	-	-	(44)
Eurobonds and other	(9)	2	(2)	8	-	-	-	-	(1)
Other	(3)	-	-	-	-	-	-	-	(3)